INCOME TAXES - Schedule of Movement in Net Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Balance at the beginning of year	$ (19,853)	$ 0
Recognized in profit / (loss)	11,833	(19,853)
Balance at the end of the year	$ (8,020)	$ (19,853)